Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Semiconductor ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.9%
Advanced Micro Devices, Inc.
(a)
........... 6,312,120 $ 1,351,803,619
Analog Devices, Inc. ................... 2,587,411 701,705,863
Applied Materials, Inc. ................. 4,008,414 1,030,122,314
ARM Holdings plc , ADR
(a) (b)
.............. 757,509 82,803,309
ASE Technology Holding Co. Ltd. , ADR ...... 9,368,031 150,825,299
ASML Holding NV (Registered), NYRS , ADR
(b)
. 609,125 651,678,473
Astera Labs, Inc.
(a) (b)
................... 2,347,739 390,569,860
Broadcom, Inc. ...................... 3,407,476 1,179,327,444
Credo Technology Group Holding Ltd.
(a)
...... 2,689,329 386,967,550
Entegris, Inc.
(b)
...................... 2,645,579 222,890,031
Intel Corp.
(a)
........................ 16,900,169 623,616,236
KLA Corp. .......................... 584,056 709,674,764
Lam Research Corp.
(b)
................. 4,400,878 753,342,296
MACOM Technology Solutions Holdings, Inc.
(a) (b)
1,165,152 199,567,235
Marvell Technology, Inc. ................ 7,679,394 652,594,902
Microchip Technology, Inc. ............... 9,304,431 592,878,343
Micron Technology, Inc. ................. 4,275,695 1,220,326,110
Monolithic Power Systems, Inc. ........... 739,667 670,404,582
Nova Ltd.
(a) (b)
........................ 536,912 176,316,532
NVIDIA Corp.
(b)
...................... 7,757,522 1,446,777,854
NXP Semiconductors NV ............... 3,521,807 764,443,427
ON Semiconductor Corp.
(a) (b)
............. 7,039,943 381,212,913
QUALCOMM, Inc. .................... 4,084,349 698,627,896
Rambus, Inc.
(a) (b)
..................... 1,880,307 172,781,410
Skyworks Solutions, Inc. ................ 2,602,092 164,998,654
STMicroelectronics NV, NYRS , ADR
(b)
....... 3,688,752 95,686,227
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR
(b)
.......................... 2,214,912 673,089,608
Teradyne, Inc.
(b)
...................... 2,747,759 531,856,232
Texas Instruments, Inc. ................. 4,079,980 707,835,730
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
United Microelectronics Corp. , ADR
(b)
....... 13,038,205 $ 102,480,291
Total Long-Term Investments — 99 .9%
(Cost: $ 17,714,420,975 ) ............................ 17,487,205,004
Short-Term Securities
Money Market Funds — 2.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e)
................... 497,580,725 497,829,516
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.72% .................... 18,242,879 18,242,879
Total Short-Term Securities — 2 .9%
(Cost: $ 516,006,384 ) .............................. 516,072,395
Total Investments — 102 .8%
(Cost: $ 18,230,427,359 ) ............................ 18,003,277,399
Liabilities in Excess of Other Assets — (2.8) % ............. (494,509,948)
Net Assets — 100.0% ...............................
$ 17,508,767,451
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 304,125,030 $ 193,664,734
(a)
$ — $ 23,449 $ 16,303 $ 497,829,516 497,580,725 $ 5,854,570
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 15,602,666 2,640,213
(a)
— — — 18,242,879 18,242,879 553,880 —
$ 23,449 $ 16,303 $ 516,072,395 $ 6,408,450 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Semiconductor ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 66 03/20/26 $ 19,307 $ (77,188)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 17,487,205,004 $ — $ — $ 17,487,205,004
Short-Term Securities
Money Market Funds ...................................... 516,072,395 — — 516,072,395
$ 18,003,277,399 $ — $ — $ 18,003,277,399
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (77,188) $ — $ — $ (77,188)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares